OTHER FINANCIAL LIABILITIES (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Miscellaneous liabilities [abstract]
Debit (credit) recognized in comprehensive income during the period	$ 18,344	$ 127,390	$ 80,387
Debit (credit) transferred from net equity to income during the period	$ (15,000)	$ (113,403)	$ (151,244)